Personnel expenses - Summary of Information About Employee Benefit Expenses (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Classes of employee benefits expense [abstract]
Salaries and social security	SFr 10,513	SFr 4,515
Independent contractors fees	320	2,220
Share-based payment expense	2,186	1,143
Service cost for other benefit obligations	(21)	1,243
Total personnel expenses	SFr 12,998	SFr 9,121